Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	As of December 31,	As of December 31,
	2022	2021
Buildings	$33,224,223	$4,031,395
Mechanical equipment	17,468,972	19,935,874
Motor vehicles	330,727	454,624
Office equipment	7,343,494	7,369,316
Computer software	675,644	753,986
Leasehold improvement	1,518,282	1,197,048
Construction in progress	785,434	28,874,739
Total	61,346,776	62,616,982
Accumulated depreciation	(24,797,498)	(25,464,318)
Provision for impairment	-	(3,823,054)
Property, plant and equipment, net	$36,549,278	$33,329,610